Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 144.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 35.3%
Aligned Data Centers International LP 7.223% due 12/18/2029 «~		$8,100	$8,153
Altice France SA
6.391% (EUR003M + 4.375%) due 10/30/2028 ~	EUR	2,273	2,616
7.797% (TSFR3M + 4.125%) due 04/30/2028 ~		$1,115	1,111
8.735% (TSFR3M + 5.063%) due 10/30/2028 ~		5,266	5,251
8.891% (EUR003M + 6.875%) due 05/30/2031 ~	EUR	75	87
9.047% (TSFR3M + 5.375%) due 05/14/2029 ~		$4,879	4,858
10.547% (TSFR3M + 6.875%) due 05/31/2031 ~		8,406	8,439
Aston XLN Topco Ltd. 9.846% due 07/30/2032 «~	GBP	3,230	4,143
Bausch Health Cos., Inc. 9.918% (TSFR1M + 6.250%) due 10/08/2030 ~		$5,257	5,087
Central Parent, Inc. 6.950% (TSFR3M + 3.250%) due 07/06/2029 ~		19,540	13,997
Cerba Healthcare SAS
5.839% (EUR006M + 3.700%) due 06/30/2028 ~	EUR	10,900	9,316
6.089% (EUR006M + 3.950%) due 02/16/2029 ~		8,300	7,085
Clover Holdings 2 LLC TBD% - 3.500% due 12/10/2029 ~µ		$1,808	1,666
Comexposium
TBD% (EUR012M + 0.000%) due 03/28/2031 «~	EUR	21,515	30,339
TBD% (EUR012M + 0.000%) due 07/10/2031 «~		17,436	24,587
Coreweave Compute Acquisition Co. IV LLC 9.669% - 9.700% (TSFR3M + 6.000%) due 05/16/2029 «~		$12,751	13,141
Databricks, Inc.
1.000% due 01/05/2032 ~µ		852	847
8.171% (TSFR1M + 4.500%) due 01/05/2032 ~		3,848	3,829
Dun & Bradstreet Corp.
0.500% - 5.500% due 08/26/2032 «~µ		382	382
0.500% - 5.500% (TSFR1M + 5.500%) due 08/26/2032 «~		3,809	3,734
Envalior Finance GmbH 7.526% (EUR003M + 5.500%) due 03/29/2030 ~	EUR	5,200	5,406
Envision Healthcare Corp. 11.641% (TSFR3M + 7.875%) due 11/03/2028 «~		$32,617	33,596
Espai Barca Fondo De Titulizacion (6.500% PIK) 6.500% (EUR006M + 0.000%) due 06/30/2028 «~(c)	EUR	7,243	9,170
Finastra USA, Inc.
7.671% (TSFR3M + 4.000%) due 09/15/2032 ~		$14,100	13,275
10.674% (TSFR3M + 7.000%) due 09/15/2033 ~		900	778
Forward Air Corp. 8.167% (TSFR3M + 4.500%) due 12/19/2030 ~		7,877	7,688
Galaxy U.S. Opco, Inc. 12.667% (TSFR3M + 5.250%) due 07/31/2030 ~		14,719	12,774
Gateway Casinos & Entertainment Ltd. 9.936% (TSFR3M + 6.250%) due 12/18/2030 ~		33,997	34,082
Gray Television, Inc. 8.918% (TSFR1M + 5.250%) due 06/04/2029 ~		56	56
Guardian
1.000% due 08/29/2032 «~µ		700	700
9.167% (TSFR3M + 5.500%) due 08/29/2032 «~		5,100	5,054
Harp Finco Ltd. 8.727% due 03/27/2032 «~	GBP	5,325	7,099
Houghton Mifflin Harcourt Publishing Co. 9.018% (TSFR1M + 5.250%) due 04/09/2029 ~		$199	170
iHeartCommunications, Inc. 9.557% (TSFR1M + 5.775%) due 05/01/2029 ~		6,412	5,640
Ineos U.S. Finance LLC 6.918% (TSFR1M + 3.250%) due 02/18/2030 ~		10,457	9,169
Ivanti Software, Inc.
8.411% (TSFR3M + 4.750%) due 06/01/2029 ~		11,273	7,650
9.411% (TSFR3M + 5.750%) due 06/01/2029 ~µ		1,503	1,505
J&J Ventures Gaming LLC 8.782% (TSFR1M + 5.000%) due 04/26/2028 «~		2,551	2,551
McAfee LLC 6.668% (TSFR1M + 3.000%) due 03/01/2029 ~		1,094	981
MPH Acquisition Holdings LLC
7.417% (TSFR3M + 3.750%) due 12/31/2030 ~		283	283
8.528% (TSFR3M + 4.600%) due 12/31/2030 ~		5,127	4,565
Newfold Digital Holdings Group, Inc.
7.269% - 9.442% (TSFR1M + 3.500%) due 04/30/2029 ~		8,353	5,806
7.269% - 9.442% (TSFR3M + 5.750%) due 04/30/2029 «~		804	611

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	March 31, 2026 (Unaudited)

Nscale AS TBD% - 8.700% (TSFR3M + 5.000%) due 08/11/2032 «~µ		4,800	4,800
Obol France 3 SAS 7.103% (EUR006M + 5.000%) due 12/31/2028 ~	EUR	5,627	6,451
OCS Group Holdings Ltd. 8.980% - 9.719% due 11/28/2031 ~	GBP	2,400	3,166
Paradigm Parent LLC 8.200% (TSFR3M + 4.500%) due 04/16/2032 ~		$3,582	2,973
Peraton Corp.
7.517% (TSFR3M + 3.750%) due 02/01/2028 ~		42,782	36,614
11.523% (TSFR3M + 7.750%) due 02/01/2029 ~		1,229	891
Polaris Newco LLC
6.026% (EUR003M + 4.000%) due 06/02/2028 ~	EUR	1,948	1,918
7.928% (TSFR3M + 4.000%) due 06/02/2028 ~		$31,624	27,918
Poseidon Bidco SASU 7.504% (EUR006M + 5.000%) due 03/13/2030 ~	EUR	12,700	4,404
Project Quasar Pledgco SLU 5.190% (EUR001M + 3.250%) due 04/15/2026 «~		5,118	5,878
Promotora de Informaciones SA 7.499% (EUR003M + 5.470%) due 12/31/2029 «~		39,500	44,629
Puris LLC 9.420% - 9.451% (TSFR3M + 5.750%) due 06/30/2031 «~		$4,161	4,021
Republic of Kenya Government International Bonds 9.186% (JY0003M + 5.400%) due 04/05/2028 «~		4,167	4,129
SCUR-Alpha 1503 GmbH 9.167% (TSFR3M + 5.500%) due 03/29/2030 ~		16,022	14,099
Softbank Vision Fund II 7.350% (TSFR3M + 3.650%) due 04/25/2029 «~		6,389	6,496
Spruce Bidco II, Inc.
0.500% - 8.371% (TSFR6M + 4.750%) due 01/30/2032 «~µ		596	595
0.500% - 8.371% (JY0003M + 5.000%) due 01/30/2032 «~	JPY	50,917	318
0.500% - 8.371% (CDOR06 + 4.750%) due 01/30/2032 «~	CAD	475	339
0.500% - 8.371% (TSFR6M + 4.750%) due 01/30/2032 «~		$2,624	2,602
Steenbok Lux Finco 2 SARL 1TBD% due 12/31/2028 ~	EUR	64,615	20,323
Stepstone Group Midco 2 GmbH
6.599% (EUR006M + 4.500%) due 04/26/2032 ~		18,600	18,885
8.199% (TSFR6M + 4.500%) due 12/19/2031 ~		$4,970	4,373
Strategic Gaming Commitment 10.672% (TSFR3M + 7.000%) due 10/15/2030 «~		5,500	5,610
Subcalidora 2 7.877% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	14,400	16,269
Transnet SOC Ltd. 10.658% due 03/02/2028 «~	ZAR	59,751	3,485
U.S. Renal Care, Inc.
1.500% - 9.675% (TSFR1M + 6.000%) due 09/25/2030 «~		$17,019	17,339
8.782% (TSFR1M + 5.000%) due 06/28/2028 ~		40,867	38,598
Unicorn Bay 13.000% due 12/31/2026 «~	HKD	78,785	10,173
Upfield BV TBD% due 10/31/2030	GBP	16,900	21,418

Total Loan Participations and Assignments (Cost $688,674)			645,991

CORPORATE BONDS & NOTES 29.9%
BANKING & FINANCE 6.2%
123 Lights Re Ltd. 14.510% (FHMMUSTF + 11.000%) due 09/14/2031 ~		$350	361
Alamo Re Ltd.
11.944% (FHMMUSTF + 8.434%) due 06/07/2027 ~(k)		550	570
15.390% (FHMMUSTF + 11.880%) due 06/08/2026 ~		250	255
Armor Holdco, Inc. 8.500% due 11/15/2029 (k)		3,100	2,834
Armor RE II Ltd.
12.060% (BRMMUSDF + 8.500%) due 01/07/2032 ~		250	265
13.760% (BRMMUSDF + 10.200%) due 05/07/2031 ~		250	263
Blue Ridge Re Ltd. 7.010% (FHMMUSTF + 3.500%) due 01/08/2029 ~		250	251
Bonanza RE Ltd. 3.659% (MSMMUSTF + 0.000%) due 01/08/2027 ~		400	339
Cape Lookout Re Ltd.
8.760% (FHMMUSTF + 5.250%) due 03/21/2033 ~		350	350
9.510% (FHMMUSTF + 6.000%) due 03/21/2033 ~		350	350
12.239% (GSMMUSTF + 8.702%) due 04/05/2027 ~(k)		1,800	1,828
Citrus Re Ltd.
8.922% (T-BILL 3MO + 5.250%) due 06/07/2033 ~		250	250
9.910% (T-BILL 3MO + 6.250%) due 06/07/2033 ~		250	250
Corestate Capital Holding SA (10.000% Cash or 11.000% PIK) 10.000% due 12/31/2026 (c)	EUR	223	238
Credit Suisse AG AT1 Claim		$800	280
East Lane Re VII Ltd. 12.160% (BRMMUSDF + 8.500%) due 03/31/2032 ~		450	451
Everglades Re II Ltd.
14.041% (GSMMUSTI + 10.500%) due 05/13/2027 ~		500	507

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	March 31, 2026 (Unaudited)

15.041% (GSMMUSTI + 11.500%) due 05/13/2031 ~		500	508
16.291% (GSMMUSTI + 12.750%) due 05/13/2027 ~		500	509
Fairfax India Holdings Corp. 5.000% due 02/26/2028 (k)		18,350	17,518
Gateway Re Ltd. 5.560% (BRMMUSDF + 2.000%) due 07/06/2029 ~		2,050	2,050
Golden Bear Re Ltd.
13.162% (T-BILL 1MO + 9.500%) due 03/08/2032 ~		500	500
13.412% (JMMMUSTF + 9.750%) due 01/08/2029 ~		1,080	1,100
Greengrove RE Ltd. 11.290% (BNMMDTSC + 7.750%) due 04/08/2032 ~		300	311
Herbie Re Ltd. 7.780% (MSMMUSTF + 4.250%) due 01/07/2030 ~		250	250
Hestia Re Ltd.
3.640% (BNMMDTSC + 0.100%) due 04/22/2029 ~		67	37
10.290% (BNMMDTSC + 6.750%) due 03/13/2032 ~		250	254
11.790% (BNMMDTSC + 8.250%) due 03/13/2032 ~		250	255
Integrity RE III Ltd.
15.760% (FHMMUSTF + 12.250%) due 06/06/2028 ~		400	416
29.010% (FHMMUSTF + 25.500%) due 06/06/2027 ~		300	330
Integrity Re Ltd.
20.744% (FHMMUSTF + 17.234%) due 06/08/2026 ~(k)		900	926
26.306% (FHMMUSTF + 22.796%) due 06/08/2026 ~		900	935
ION Platform Finance SARL
6.500% due 09/30/2030 (k)	EUR	6,500	6,276
6.875% due 09/30/2032 (k)		4,700	4,343
7.875% due 05/01/2029 (k)		13,990	15,091
ION Platform Finance U.S., Inc. 7.875% due 09/30/2032 (k)		$500	388
ION Platform Finance U.S., Inc./ION Platform Finance SARL
5.000% due 05/01/2028 (k)		1,300	1,216
8.750% due 05/01/2029 (k)		3,500	3,259
9.000% due 08/01/2029 (k)		5,100	4,734
9.500% due 05/30/2029 (k)		2,700	2,545
Locke Tavern Re Ltd.
4.060% (JMMMUSTF + 3.250%) due 04/11/2033 ~		300	300
4.060% (JMMMUSTF + 4.250%) due 04/11/2033 ~		300	300
Longleaf Pine Re Ltd. 21.473% (GSMMUSTI + 17.932%) due 05/27/2031 ~		280	296
Luca RE Ltd. 10.810% (JMMMUSTF + 7.250%) due 07/22/2031 ~(k)		700	721
Nature Coast Re Ltd.
11.661% (T-BILL 3MO + 8.000%) due 02/26/2030 ~		400	399
13.291% (GSMMUSTI + 9.750%) due 04/10/2033 ~		250	259
Palm RE Ltd. 11.290% (BNMMDTSC + 7.750%) due 06/07/2032 ~		300	309
Polestar Re Ltd.
14.150% (BRMMUSDF + 10.590%) due 01/07/2028 ~		600	629
16.810% (BRMMUSDF + 13.250%) due 01/07/2027 ~		1,800	1,861
Purple Re Ltd.
6.060% (JMMMUSTF + 2.500%) due 06/07/2033 ~		350	350
12.686% (JMMMUSTF + 9.126%) due 06/07/2027 ~		300	309
Quercus II Re DAC 13.079% (EUR003M + 11.000%) due 01/07/2028 ~	EUR	350	404
Quercus Re DAC 10.020% (EUR003M + 8.000%) due 07/08/2027 ~		250	299
Sanders Re III Ltd. 15.880% (BRMMUSDF + 12.320%) due 04/09/2029 ~		$4,164	2,707
Thames Ssnm Unfunded Comm 9.750% due 10/10/2027	GBP	105	133
Titanium 2l Bondco SARL 6.250% due 01/14/2031	EUR	20,125	3,780
Torrey Pines Re Ltd.
9.596% (JMMMUSTF + 6.036%) due 06/07/2027 ~(k)		$400	414
10.666% (JMMMUSTF + 7.106%) due 06/07/2027 ~		300	311
12.938% (BRMMUSDF + 9.378%) due 06/05/2026 ~		300	303
Tremont Re Ltd. 7.661% (T-BILL 1MO + 4.000%) due 03/22/2033 ~		250	250
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.000% due 01/15/2030 (k)		20,302	19,117
Ursa Re II Ltd. 11.411% (MSMMUSTF + 7.750%) due 06/07/2028 ~		500	505
Ursa Re Ltd.
11.041% (GSMMUSTI + 7.500%) due 02/22/2028 ~(k)		900	920
12.810% (JMMMUSTF + 9.250%) due 12/07/2028 ~(k)		2,000	2,057
Veraison Re Ltd. 7.691% (GSMMUSTI + 4.150%) due 03/08/2034 ~		250	250
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^«(d)		21,907	0
Windrose Re Ltd. 8.790% (HSMMUSTF + 5.250%) due 02/11/2033 ~		250	249
Winston RE Ltd.
13.750% (BNMMDTSC + 10.210%) due 02/26/2031 ~		250	260

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	March 31, 2026 (Unaudited)

15.230% (BNMMDTSC + 11.690%) due 02/26/2031 ~		1,400	1,461

			112,546

INDUSTRIALS 20.8%
Altice France Lux 3/Altice Holdings 1 10.000% due 01/15/2033 (k)		8,115	7,384
Altice France SA 9.500% due 11/01/2029 (k)		3,329	3,366
ams-OSRAM AG
10.500% due 03/30/2029 (k)	EUR	12,100	14,697
12.250% due 03/30/2029 (k)		$5,550	5,908
APLD ComputeCo 2 LLC 6.750% due 03/15/2031 (k)		1,100	1,093
Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029 (k)		9,600	7,232
10.375% due 03/31/2029 (k)	GBP	3,924	4,017
Beignet Investor LLC 6.581% due 05/30/2049 (k)		$5,190	5,340
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.000% due 06/15/2029 (k)		7,470	5,560
Central Parent, Inc./CDK Global, Inc. 7.250% due 06/15/2029 (k)		7,900	5,694
Cheplapharm Arzneimittel GmbH 7.500% due 05/15/2030 (k)	EUR	1,100	1,284
Cogent Communications Group LLC/Cogent Finance, Inc. 7.000% due 06/15/2027 (k)		$1,740	1,720
CoreWeave, Inc. 9.000% due 02/01/2031 (k)		2,600	2,477
Directv Financing LLC 8.875% due 02/01/2030 (k)		300	300
DISH DBS Corp.
5.250% due 12/01/2026 (k)		30,500	30,256
5.750% due 12/01/2028 (k)		13,400	12,968
7.750% due 07/01/2026 (k)		14,600	14,568
Ecopetrol SA
4.625% due 11/02/2031 (k)		1,400	1,245
7.750% due 02/01/2032 (k)		31,500	31,837
Flora Food Management BV 7.500% due 10/31/2030	EUR	1,400	1,604
GSG Bidco Ltd. 6.375% due 06/15/2051		2,600	2,985
Incora Intermediate II LLC (0.500% PIK) 0.500% due 01/31/2030 «(c)		$31,029	31,029
Incora Top Holdco LLC 6.000% due 01/30/2033 «(j)		21,568	32,666
JetBlue Airways Corp./JetBlue Loyalty LP 9.875% due 09/20/2031 (k)		3,624	3,430
Motion Finco SARL 7.375% due 06/15/2030 (k)	EUR	3,600	3,612
MPH Acquisition Holdings LLC 5.750% due 12/31/2030 (k)		$17,000	13,024
MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK) 11.500% due 12/31/2030 (c)(k)		8,983	8,129
National Mentor Holdings, Inc. 10.500% due 12/15/2030 (k)		2,900	2,996
Newfold Digital Holdings Group, Inc. 7.269% due 04/30/2029		10,077	4,310
Nissan Motor Co. Ltd. 7.500% due 07/17/2030 (k)		900	908
Ocado Group PLC
10.500% due 08/08/2029 (k)	GBP	11,900	15,576
11.000% due 06/15/2030 (k)		7,300	9,650
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(d)		$200	67
6.000% due 11/15/2026 ^(d)		8,900	3,062
9.750% due 05/17/2035 ^(d)		4,200	1,755
Petroleos Mexicanos 6.700% due 02/16/2032 (k)		4,206	4,120
ProFrac Holdings II LLC 10.932% (TSFR3M + 7.250%) due 01/23/2029 ~(k)		5,363	5,350
Sonangol Finance Ltd. 10.000% due 01/29/2031		5,700	5,684
Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027	GBP	452	653
Times Square Hotel Trust 8.528% due 08/01/2026		$59	59
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
8.250% due 05/15/2030 (k)	EUR	12,200	12,223
9.500% due 05/15/2030 (k)		$3,117	2,756
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028 (k)		71	71
U.S. Renal Care, Inc. 10.625% due 06/28/2028		7,141	5,962
Ubisoft Entertainment SA 0.878% due 11/24/2027 (k)	EUR	7,700	7,190

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	March 31, 2026 (Unaudited)

Vale SA 0.000% due 12/29/2049 ~(i)	BRL	340,000	28,763
Venture Global LNG, Inc. 9.500% due 02/01/2029 (k)		$3,282	3,550
Viridien
8.500% due 10/15/2030 (k)	EUR	4,702	5,720
10.000% due 10/15/2030 (k)		$3,642	3,879
VZ Secured Financing BV 7.500% due 01/15/2033 (k)		3,200	3,019

			380,748

UTILITIES 2.9%
Altice Holdings 1 SARL 0.010% due 12/31/2099 «	EUR	38	522
Gazprom PJSC via Gaz Finance PLC 3.000% due 06/29/2027		$200	173
NGD Holdings BV 6.750% due 12/31/2026 (k)		720	672
OI SA (10.000% Cash or 6.000% PIK and 7.500% Cash or 13.500% PIK) 10.000% due 06/30/2027 ^(c)(d)(k)		33,262	16,132
OI SA (8.500% PIK) 8.500% due 12/31/2028 ^(c)(d)		69,007	733
Peru LNG SRL 5.375% due 03/22/2030 (k)		11,086	10,768
Petersen Claim Units 0.000% due 12/31/2099 «(j)		121	543
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 6.500% due 02/15/2029 (k)		24,704	24,015

			53,558

Total Corporate Bonds & Notes (Cost $652,791)			546,852

CONVERTIBLE BONDS & NOTES 0.4%
BANKING & FINANCE 0.1%
Corestate Capital Holding SA (8.000% Cash or 9.000% PIK) 8.000% due 12/31/2028 (c)	EUR	1,859	1,117

INDUSTRIALS 0.3%
DISH Network Corp. 3.375% due 08/15/2026		$3,700	3,595
Ubisoft Entertainment SA 2.375% due 11/15/2028	EUR	3,000	3,311

			6,906

Total Convertible Bonds & Notes (Cost $9,240)			8,023

MUNICIPAL BONDS & NOTES 0.1%
WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (g)		$25,000	2,323

Total Municipal Bonds & Notes (Cost $4,207)			2,323

U.S. GOVERNMENT AGENCIES 5.9%
Federal Home Loan Mortgage Corp. REMICS
2.000% due 11/25/2050 - 01/25/2051 (a)(k)		16,277	1,598
2.213% due 07/15/2042 •(a)(k)		1,329	128
2.413% due 03/15/2043 •(a)(k)		6,184	591
2.413% due 11/15/2047 •(a)		171	25
3.000% due 11/25/2050 - 09/25/2051 (a)(k)		36,852	5,482
3.500% due 04/25/2041 (a)(k)		6,130	638
4.000% due 11/25/2048 - 06/25/2051 (a)(k)		11,043	2,283
4.500% due 12/25/2050 (a)(k)		3,504	788
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
2.626% due 06/25/2057 ~(a)		5,011	984
3.429% due 05/25/2057 ~(k)		18,114	7,798
4.250% due 09/25/2060 (k)		5,706	5,586
4.250% due 03/25/2061 ~		3,263	3,049
12.435% due 09/25/2060 ~		4,178	3,292
13.072% due 11/25/2060 ~		5,393	4,192
Federal Home Loan Mortgage Corp. STACR REMICS Trust
8.412% due 01/25/2051 •(k)		1,700	1,902
10.762% due 01/25/2042 •(k)		4,800	4,982
11.162% due 10/25/2041 •(k)		23,500	24,175
11.462% due 11/25/2041 •(k)		14,300	14,789
Federal National Mortgage Association Connecticut Avenue Securities Trust
9.162% due 12/25/2041 •(k)		8,900	9,117
9.662% due 10/25/2041 •(k)		7,100	7,248
Federal National Mortgage Association Interest STRIPS
3.500% due 05/25/2030 (a)		1,649	59

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	March 31, 2026 (Unaudited)

5.000% due 08/25/2043 (a)(k)	1,936	384
Federal National Mortgage Association REMICS
2.500% due 04/25/2049 - 02/25/2050 (a)(k)	18,088	2,489
3.000% due 12/25/2032 - 01/25/2051 (a)(k)	10,052	1,580
4.000% due 09/25/2051 (a)(k)	19,840	4,789

Total U.S. Government Agencies (Cost $110,436)		107,948

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bonds
4.875% due 08/15/2045 (m)(o)	935	932
U.S. Treasury Notes
4.250% due 08/15/2035 (m)(o)	1,520	1,515

Total U.S. Treasury Obligations (Cost $2,518)		2,447

NON-AGENCY MORTGAGE-BACKED SECURITIES 29.6%
280 Park Avenue Mortgage Trust 6.797% due 09/15/2034 •(k)	4,750	4,619
Adjustable Rate Mortgage Trust
4.360% due 02/25/2036 ~(k)	5,770	3,647
4.360% due 02/25/2036 ~	965	606
Ashford Hospitality Trust
5.245% due 04/15/2035 •(k)	4,000	3,981
5.945% due 04/15/2035 •(k)	2,500	2,473
6.945% due 04/15/2035 •(k)	8,700	8,584
Atrium Hotel Portfolio Trust 7.020% due 12/15/2036 •(k)	1,111	1,052
Banc of America Funding Trust
4.033% due 06/26/2036 •(k)	2,624	2,262
5.750% due 05/26/2036	264	147
8.365% due 09/26/2036 ~(k)	3,729	2,721
BBCCRE Trust
3.966% due 08/10/2033 (k)	3,000	2,805
4.563% due 08/10/2033 ~(k)	16,650	13,362
BBCMS Mortgage Trust
3.688% due 02/15/2053 ~(k)	15,650	11,655
4.970% due 07/15/2037 •(k)	7,000	6,815
7.520% due 07/15/2037 •(k)	2,100	1,551
BCP Trust
6.279% due 06/15/2038 •(k)	10,000	1,384
7.425% due 06/15/2038 •(k)	5,000	377
Bear Stearns Commercial Mortgage Securities Trust 5.566% due 01/12/2045 ~	15	14
Beast Mortgage Trust
4.837% due 03/15/2036 •(k)	4,000	3,565
7.237% due 03/15/2036 •(k)	5,750	931
8.237% due 03/15/2036 •(k)	7,125	780
Benchmark Mortgage Trust 2.437% due 09/15/2048 (k)	4,103	3,519
BSREP Commercial Mortgage Trust 4.737% due 08/15/2038 •(k)	2,274	2,164
BSST Mortgage Trust 4.973% due 02/15/2037 •(k)	3,000	2,654
BXP Trust 3.552% due 08/13/2037 ~(k)	2,963	2,478
CHL Mortgage Pass-Through Trust 5.193% due 08/25/2035 •(k)	2,135	1,631
Citigroup Commercial Mortgage Trust 3.790% due 12/15/2072 ~(k)	6,250	2,349
Citigroup Mortgage Loan Trust, Inc. 4.515% due 08/25/2036 ~(k)	972	885
CLNY Trust
6.059% due 11/15/2038 •	482	462
6.755% due 11/15/2038 •(k)	10,000	9,428
COLT Mortgage Loan Trust 7.899% due 04/25/2068 ~(k)	3,288	3,285
COMM Mortgage Trust
4.920% due 06/15/2034 •(k)	3,065	2,893
5.120% due 06/15/2034 •(k)	5,000	4,622
5.370% due 06/15/2034 •	500	452
6.214% due 06/15/2034 •(k)	7,400	5,106
8.787% due 12/15/2038 •(k)	5,000	4,674
Countrywide Alternative Loan Trust 6.250% due 12/25/2036 (k)	4,523	1,753
CSMC Trust
0.000% due 02/25/2067 ~(a)	330,438	65
0.005% due 02/25/2067 ~(a)	330,438	129
3.525% due 01/25/2058 ~(k)	9,148	7,415
3.965% due 01/25/2060 ~(k)	8,144	6,300
4.000% due 02/25/2067 ~(k)	23,825	17,429
4.052% due 02/25/2067 ~	9,126	1,173
6.287% due 10/15/2037 •(k)	2,000	1,942
6.994% due 07/15/2032 •(k)	19,982	19,878
Deutsche Mortgage & Asset Receiving Corp. 4.268% due 11/27/2036 •(k)	5,847	5,927

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	March 31, 2026 (Unaudited)

DOLP Trust
0.665% due 05/10/2041 ~(a)(k)		309,500	8,128
3.704% due 05/10/2041 ~(k)		32,400	24,715
DROP Mortgage Trust 6.537% due 10/15/2043 •(k)		5,500	5,380
Great Hall Mortgages No. 1 PLC 7.715% due 06/18/2039 •(k)	GBP	1,940	2,510
Greenwood Park CLO Ltd. 1.000% due 04/15/2031 «		$27,000	1
GS Mortgage Securities Corp. Trust
3.104% due 05/10/2034		1,116	835
6.520% due 11/15/2032 •(k)		10,782	10,751
GS Mortgage-Backed Securities Corp. Trust
0.000% due 12/25/2060 ~		134	128
0.000% due 12/25/2060 ~(a)		148,832	4,717
0.165% due 12/25/2060 ~(a)		127,831	1,025
3.923% due 12/25/2060 ~(k)		34,468	23,357
GSR Mortgage Loan Trust 6.250% due 08/25/2036 (k)		3,998	1,044
JP Morgan Alternative Loan Trust 4.073% due 03/25/2037 •(k)		10,242	8,926
JP Morgan Chase Commercial Mortgage Securities Trust
1.974% due 01/05/2040		700	650
2.287% due 03/05/2042 (k)		7,000	6,582
4.248% due 07/05/2033 (k)		800	766
5.537% due 12/15/2036 •		1,700	54
6.020% due 02/15/2035 •(k)		1,234	1,192
6.160% due 07/05/2033 •(k)		5,012	2,631
6.510% due 07/05/2033 •(k)		10,000	3,950
6.887% due 03/15/2036 •(k)		25,550	13,924
7.637% due 03/15/2036 •(k)		9,500	4,539
8.637% due 03/15/2036 •		700	181
JP Morgan Resecuritization Trust 6.325% due 12/27/2046 •(k)		10,008	8,412
Mill City Mortgage Loan Trust
0.000% due 04/25/2057 ~		124,835	3,681
0.000% due 04/25/2057 ~(a)		124,835	378
0.000% due 11/25/2058 ~(a)		97,443	230
0.000% due 11/25/2058 ~		97,443	373
3.823% due 11/25/2058 ~(k)		16,205	11,339
3.913% due 04/25/2057 ~(k)		20,617	15,745
Morgan Stanley Capital I Trust
6.031% due 12/15/2036 •(k)		4,294	47
6.170% due 11/15/2034 •(k)		5,370	5,310
7.120% due 11/15/2034 •(k)		3,357	3,321
Morgan Stanley Re-REMICS Trust 3.065% due 03/26/2037 þ(k)		2,277	2,402
MRCD Mortgage Trust 2.718% due 12/15/2036 (k)		28,715	16,774
MSSG Trust
3.397% due 09/13/2039 (k)		3,000	2,869
3.690% due 09/13/2039 (k)		8,400	7,952
3.740% due 09/13/2039 ~(k)		3,000	2,763
Myers Park CLO Ltd. 1.000% due 10/20/2030 «		13,000	2
Natixis Commercial Mortgage Securities Trust 3.858% due 04/10/2037 (k)		4,250	4,042
New Orleans Hotel Trust 6.409% due 04/15/2032 •(k)		11,978	11,767
New Residential Mortgage Loan Trust 3.970% due 07/25/2059 ~(k)		5,000	4,009
Project Cashmere
0.000% due 12/30/2057 «(b)	AUD	15,400	10,626
7.563% due 12/30/2057 «(b)		6,100	4,209
8.643% due 12/30/2057 «(b)		6,800	4,692
RALI Trust 4.213% due 06/25/2037 •(k)		$618	567
Residential Asset Securitization Trust 6.500% due 08/25/2036 (k)		5,385	1,406
SFO Commercial Mortgage Trust
6.687% due 05/15/2038 •(k)		18,000	17,808
7.437% due 05/15/2038 •(k)		8,000	7,879
Soho Trust 2.697% due 08/10/2038 ~(k)		5,000	4,053
Structured Adjustable Rate Mortgage Loan Trust 5.103% due 03/25/2036 ~(k)		3,410	3,352
Trinity Square PLC
0.000% due 07/15/2059 (g)	GBP	10	2,154
0.000% due 07/15/2059 (g)(k)		7,804	9,182
6.744% (SONIO/N + 3.000%) due 07/15/2059 ~(k)		4,682	6,202
7.494% (SONIO/N + 3.750%) due 07/15/2059 ~(k)		4,682	6,193
8.744% (SONIO/N + 5.000%) due 07/15/2059 ~(k)		6,244	9,600
9.244% (SONIO/N + 5.500%) due 07/15/2059 ~(k)		4,682	6,108
9.744% (SONIO/N + 6.000%) due 07/15/2059 ~(k)		1,191	1,577
VASA Trust
6.937% due 07/15/2039 •(k)		$10,000	9,074

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	March 31, 2026 (Unaudited)

7.687% due 07/15/2039 •(k)	7,000	6,045
Verus Securitization Trust 8.078% due 12/25/2068 ~(k)	4,538	4,587
WaMu Mortgage Pass-Through Certificates Trust
4.669% due 07/25/2047 •(k)	1,689	1,442
4.843% due 12/25/2045 •(k)	11,808	10,600
Wells Fargo Mortgage-Backed Securities Trust 6.771% due 10/25/2036 ~	149	144
Worldwide Plaza Trust 3.526% due 11/10/2036	5,100	4,077

Total Non-Agency Mortgage-Backed Securities (Cost $669,764)		540,923

ASSET-BACKED SECURITIES 18.3%
AUTOMOBILE ABS OTHER 0.5%
Carvana Auto Receivables Trust 0.000% due 01/10/2028 «(g)	10	850
Exeter Automobile Receivables Trust 0.000% due 12/15/2033 (g)	12	492
Flagship Credit Auto Trust 0.000% due 04/17/2028 «(g)	10	405
Huntington Bank Auto Credit-Linked Notes
7.673% due 10/20/2032 •	532	531
11.173% due 10/20/2032 •	597	588
Santander Bank Auto Credit-Linked Notes
7.762% due 06/15/2032 (k)	904	919
10.171% due 06/15/2032 (k)	2,096	2,153
13.030% due 06/15/2032	1,849	1,912

		7,850

AUTOMOBILE SEQUENTIAL 0.4%
CPS Auto Securitization Trust 11.000% due 06/16/2032 «(k)	7,730	7,842

HOME EQUITY OTHER 11.4%
Aames Mortgage Investment Trust 6.493% due 01/25/2035 •(k)	5,000	4,075
ACE Securities Corp. Home Equity Loan Trust 4.168% due 08/25/2036 •(k)	25,209	21,092
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.593% due 07/25/2035 •(k)	7,500	6,559
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 4.483% due 01/25/2036 •(k)	21,502	23,489
Asset-Backed Securities Corp. Home Equity Loan Trust 4.023% due 05/25/2037 •(k)	7,411	5,353
Bear Stearns Asset-Backed Securities I Trust 4.453% due 01/25/2037 •(k)	6,307	5,878
BNC Mortgage Loan Trust 5.293% due 11/25/2037 •(k)	32,783	23,505
Countrywide Asset-Backed Certificates Trust 4.168% due 06/25/2037 •(k)	5,674	5,513
Encore Credit Receivables Trust 5.548% due 10/25/2035 •(k)	6,326	5,978
Fieldstone Mortgage Investment Trust 6.718% due 08/25/2034 •(k)	2,311	1,869
First NLC Trust 4.813% due 12/25/2035 •(k)	8,181	7,391
Fremont Home Loan Trust 4.843% due 01/25/2035 •(k)	7,186	6,209
GSAMP Trust 4.243% due 08/25/2036 •(k)	17,001	14,749
MASTR Asset-Backed Securities Trust 4.378% due 01/25/2036 •(k)	6,442	5,311
Morgan Stanley ABS Capital I, Inc. Trust 4.903% due 07/25/2035 •(k)	9,669	7,922
Morgan Stanley Home Equity Loan Trust 4.858% due 05/25/2035 •(k)	5,341	5,291
New Century Home Equity Loan Trust 4.813% due 06/25/2035 •(k)	17,591	18,465
Saxon Asset Securities Trust 4.273% due 09/25/2036 •(k)	11,249	9,487
Soundview Home Loan Trust 4.618% due 12/25/2035 •(k)	6,312	6,072
Structured Asset Investment Loan Trust 4.768% due 07/25/2035 •(k)	10,527	8,548

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	March 31, 2026 (Unaudited)

Structured Asset Securities Corp. Mortgage Loan Trust 4.093% due 04/25/2036 •(k)		18,161	15,528

			208,284

WHOLE LOAN COLLATERAL 1.4%
First Franklin Mortgage Loan Trust
4.103% due 10/25/2036 •(k)		5,898	4,946
4.723% due 11/25/2035 •(k)		8,078	7,669
Residential Asset Mortgage Products Trust 5.068% due 02/25/2035 •(k)		5,327	4,680
Securitized Asset-Backed Receivables LLC Trust 4.293% due 03/25/2036 •(k)		1,310	832
Specialty Underwriting & Residential Finance Trust 4.093% due 09/25/2037 •(k)		20,915	7,056

			25,183

OTHER ABS 4.6%
Ayresome CDO I Ltd. 7.120% due 12/08/2045 •(k)		25,992	6,777
College Avenue Student Loans Trust
0.000% due 06/25/2054 «(g)(k)		11	5,991
8.660% due 06/25/2054 (k)		1,971	2,082
Duke Funding High Grade III Ltd.
0.090% due 08/02/2049 (a)		840,370	144
5.100% due 08/02/2049 •		29,910	215
Greenwood Park CLO Ltd. 0.000% due 04/15/2031 ~		27,000	1,717
KKR CLO 31 Ltd. 0.000% due 04/20/2034 ~(k)		10,000	2,130
Madison Park Funding XXIII Ltd. 0.000% due 07/27/2047 ~(k)		5,600	329
Marlette Funding Trust 0.000% due 09/16/2030 «(g)		38	18
Montauk Point CDO II Ltd.
7.060% due 04/06/2046 •(k)		327,058	9,997
7.170% due 04/06/2046 •		4,400	0
Montauk Point CDO Ltd. 7.065% due 10/06/2042 •(k)		213,556	21,593
Myers Park CLO Ltd. 0.000% due 10/20/2030 «~		13,000	2,231
Reach ABS Trust 7.750% due 08/16/2032 (k)		500	521
Sierra Madre Funding Ltd. 4.164% due 09/07/2039 •		868	464
SMB Private Education Loan Trust 0.000% due 02/16/2055 «(g)		5	4,614
Stream Innovations Issuer Trust 6.270% due 07/15/2044		304	313
Structured Finance Advisors ABS CDO III Ltd. 6.750% due 07/02/2037 •(k)		41,770	5,006
Summer Street Ltd. 4.181% due 12/06/2045 •		56,060	11,542
Upstart Securitization Trust 7.410% due 09/20/2035 (k)		8,800	8,947

			84,631

Total Asset-Backed Securities (Cost $430,520)			333,790

SOVEREIGN ISSUES 7.7%
Angola Government International Bonds 8.000% due 11/26/2029 (k)		1,900	1,881
Argentina Republic Government International Bonds 3.500% due 07/09/2041 þ(k)		10,733	7,202
Avenir Issuer IV Ireland DAC 6.000% due 10/25/2027		3,768	3,651
Colombia TES
11.000% due 08/22/2029	COP	37,406,000	9,431
11.750% due 01/24/2035		35,592,000	8,825
12.750% due 11/28/2040		37,721,000	9,998
13.250% due 02/09/2033		32,653,000	8,755
Congolese International Bonds 9.500% due 02/17/2035 (k)		$1,100	991
Ecuador Government International Bonds
0.000% due 07/31/2030 (g)(k)		5,580	4,677
6.900% due 07/31/2035 þ(k)		1,873	1,647
8.750% due 01/29/2034 (k)		14,900	14,662
Egypt Government Bonds
19.698% due 10/14/2030	EGP	418,000	7,530
21.954% due 03/04/2028		877,000	15,710
Republic of Kenya Government International Bonds
7.875% due 02/26/2034 (k)		$5,000	4,551
8.700% due 02/26/2039 (k)		5,000	4,538

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	March 31, 2026 (Unaudited)

Romania Government International Bonds
5.875% due 07/11/2032 (k)	EUR	6,700	7,856
6.250% due 09/10/2034		6,800	7,986
Russia Foreign Bonds - Eurobond
5.100% due 03/28/2035 «		$200	0
5.625% due 04/04/2042		4,200	2,940
Turkiye Government Bonds
39.740% (BISTREFI) due 05/20/2026 ~	TRY	600	14
39.740% (BISTREFI) due 08/19/2026 ~		400	9
39.740% (BISTREFI) due 05/17/2028 ~(k)		79,200	1,776
40.299% (BISTREFI) due 09/06/2028 ~(k)		396,200	8,880
Ukraine Government International Bonds
0.000% due 02/01/2030 þ(h)		$271	160
0.000% due 02/01/2034 þ(h)		1,014	437
0.000% due 02/01/2035 þ(h)		856	397
0.000% due 02/01/2036 þ(h)(k)		714	330
4.500% due 02/01/2034 þ		1,614	865
4.500% due 02/01/2035 þ		1,738	914
4.500% due 02/01/2036 þ		1,614	833
Venezuela Government International Bonds
7.000% due 03/31/2038 ^(d)		100	41
9.250% due 09/15/2027 ^(d)		5,300	2,544
9.250% due 05/07/2028 ^(d)		1,600	736
11.750% due 10/21/2026 ^(d)		100	52
11.950% due 08/05/2031 ^(d)		800	412

Total Sovereign Issues (Cost $140,652)			141,231

		SHARES
COMMON STOCKS 7.6%
COMMUNICATION SERVICES 0.6%
Promotora de Informaciones SA Class A (e)		1,623,357	564
SES SA «(e)		652,149	9,782

			10,346

CONSUMER DISCRETIONARY 0.0%
Steinhoff International Holdings NV «(e)(j)		115,240,755	0

FINANCIALS 1.1%
Banca Monte dei Paschi di Siena SpA		2,274,000	19,842
Corestate Capital Holding SA «(e)(j)		632,951	0
UBS Group AG		5,143	200

			20,042

HEALTH CARE 3.8%
AmSurg Corp. «(e)(j)		1,571,862	69,123

INDUSTRIALS 2.1%
Incora New Equity «(e)(j)		947,048	35,868
Luxco Co. Ltd. «(e)(j)		153,918	2,847

			38,715

REAL ESTATE 0.0%
MNSN Holdings, Inc. «(e)(j)		8,417	522

Total Common Stocks (Cost $120,018)			138,748

PREFERRED SECURITIES 4.7%
BANKING & FINANCE 0.2%
ADLER Group SA «		3,588,226	0
WAFC Voussoir «		3,846,808	3,847

			3,847

INDUSTRIALS 4.5%
Atlas Re Ltd. «		140	14,059
Clover Holdings, Inc. 0.000% «(j)		27,610	522
Mustang Express Ltd. 0.000% «		53,559	54,697
SVB Financial Trust
0.000% due 11/07/2032 (g)		51,680	3
11.000% due 11/07/2032		9,596	4,534
Syniverse Holdings, Inc. 12.500% «(j)		9,101,659	7,658

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	March 31, 2026 (Unaudited)

Venture Global LNG, Inc. 9.000% due 09/30/2029 •(i)		1,260,000	1,256

			82,729

Total Preferred Securities (Cost $88,036)			86,576

REAL ESTATE INVESTMENT TRUSTS 1.1%
REAL ESTATE 1.1%
Annaly Capital Management, Inc.		609,500	12,891
PennyMac Mortgage Investment Trust		556,200	6,485

Total Real Estate Investment Trusts (Cost $26,500)			19,376

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.0%
EGYPT TREASURY BILLS 0.4%
24.310% due 08/04/2026 - 11/17/2026 (f)(g)	EGP	389,900	6,552

NIGERIA TREASURY BILLS 2.2%
20.606% due 01/14/2027 - 01/28/2027 (f)(g)	NGN	63,333,400	39,808

TURKEY TREASURY BILLS 0.0%
38.689% due 04/07/2026 (f)(g)	TRY	30,000	670

U.S. TREASURY BILLS 1.4%
3.665% due 04/07/2026 - 07/21/2026 (f)(g)(m)(o)		$25,871	25,729

Total Short-Term Instruments (Cost $73,032)			72,759

Total Investments in Securities (Cost $3,016,388)			2,646,987

		SHARES
INVESTMENTS IN AFFILIATES 14.3%
COMMON STOCKS 0.7%
AFFILIATED INVESTMENTS 0.7%
Market Garden «(j)		11,964,745	13,306

Total Common Stocks (Cost $11,965)			13,306

SHORT-TERM INSTRUMENTS 13.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.6%
PIMCO Short-Term Floating NAV Portfolio III		25,488,155	248,229

Total Short-Term Instruments (Cost $248,110)			248,229

Total Investments in Affiliates (Cost $260,075)			261,535

Total Investments 159.0% (Cost $3,276,463)			$2,908,522
Financial Derivative Instruments (l)(n) 0.4%(Cost or Premiums, net $23,385)			6,827
Other Assets and Liabilities, net (59.4)%			(1,086,654)

Net Assets 100.0%			$1,828,695

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	March 31, 2026 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^		Security is in default.
«		Security valued using significant unobservable inputs (Level 3).
µ		All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ		Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)		Security is an Interest Only ("IO") or IO Strip.
(b)		When-issued security.
(c)		Payment in-kind security.
(d)		Security is not accruing income as of the date of this report.
(e)		Security did not produce income within the last twelve months.
(f)		Coupon represents a weighted average yield to maturity.
(g)		Zero coupon security.
(h)		Security becomes interest bearing at a future date.
(i)		Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)		RESTRICTED SECURITIES:
Issuer Description			Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AmSurg Corp.			11/02/2023 - 11/06/2023	$65,680	$69,123	3.78%
Clover Holdings, Inc.			12/09/2024	414	522	0.03
Corestate Capital Holding SA			08/22/2023	0	0	0.00
Incora New Equity			01/31/2025	46,003	35,868	1.96
Incora Top Holdco LLC 6.000% due 01/30/2033			01/31/2025 - 01/31/2026	21,569	32,666	1.79
Luxco Co. Ltd.			10/01/2025	2,708	2,847	0.15
MNSN Holdings, Inc.			03/16/2023 - 03/29/2023	94	522	0.03
Market Garden			03/13/2024	11,965	13,306	0.73
Petersen Claim Units 0.000% due 12/31/2099			12/08/2025 - 03/17/2026	3,490	543	0.03
Steinhoff International Holdings NV			06/30/2023 - 10/30/2023	0	0	0.00
Syniverse Holdings, Inc.			05/12/2022 - 11/30/2025	8,983	7,658	0.42

				$160,906	$149,749	8.19%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BNY	4.730%	12/30/2025	06/30/2026		$(4,384)	$(4,438)
	4.730	02/12/2026	08/12/2026		(13,512)	(13,598)
	4.730	03/12/2026	09/14/2026		(9,440)	(9,465)
BOS	4.480	02/25/2026	06/26/2026		(2,445)	(2,456)
	4.680	02/25/2026	06/26/2026		(622)	(625)
	4.880	02/25/2026	06/26/2026		(1,328)	(1,335)
BPS	(0.500)	01/26/2026	TBD(2)	EUR	(683)	(791)
	1.700	02/10/2026	TBD(2)	EUR	(6,274)	(7,270)
	1.800	02/10/2026	TBD(2)		(1,723)	(1,996)
	2.268	03/12/2026	06/12/2026		(2,059)	(2,383)
	4.050	02/03/2026	TBD(2)	GBP	(11,527)	(15,356)
	4.210	02/24/2026	05/26/2026		$(10,419)	(10,463)
	4.730	03/18/2026	09/14/2026		(4,960)	(4,969)
	4.830	01/27/2026	07/23/2026		(86,928)	(87,678)
	4.830	03/18/2026	09/14/2026		(6,105)	(6,117)
	4.860	03/18/2026	09/14/2026		(15,619)	(15,649)
	5.170	01/22/2026	04/22/2026		(14,931)	(15,079)

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	March 31, 2026 (Unaudited)

BRC	1.500	09/29/2025	TBD(2)	EUR	(645)	(752)
	1.600	02/11/2026	TBD(2)		(726)	(841)
	1.600	03/03/2026	TBD(2)		(174)	(202)
	1.650	02/11/2026	TBD(2)		(2,167)	(2,511)
	1.930	11/14/2025	04/01/2026		(1,510)	(1,758)
	3.250	12/19/2025	TBD(2)	GBP	(100)	(134)
	3.450	12/19/2025	TBD(2)		(619)	(827)
	3.580	12/12/2025	TBD(2)		$(1,907)	(1,928)
	4.000	02/06/2026	TBD(2)		(1,648)	(1,658)
	4.000	03/23/2026	TBD(2)		(6,429)	(6,435)
	4.070	03/13/2026	04/13/2026		(16,600)	(16,636)
	4.650	01/05/2026	04/06/2026		(3,754)	(3,796)
	4.660	02/05/2026	06/05/2026		(6,133)	(6,177)
	4.660	03/26/2026	06/24/2026		(4,196)	(4,199)
	4.700	02/09/2026	04/10/2026		(6,460)	(6,503)
	4.750	02/09/2026	04/10/2026		(8,446)	(8,503)
	4.800	01/08/2026	04/08/2026		(3,108)	(3,142)
	4.800	02/02/2026	06/02/2026		(12,716)	(12,814)
	4.800	02/09/2026	04/10/2026		(46,463)	(46,779)
	4.810	02/05/2026	06/05/2026		(1,672)	(1,685)
	4.820	03/09/2026	06/09/2026		(10,650)	(10,683)
	4.820	03/10/2026	06/10/2026		(21,910)	(21,974)
	4.830	12/19/2025	04/20/2026		(2,909)	(2,950)
	4.830	01/20/2026	04/20/2026		(8,577)	(8,660)
	4.830	02/04/2026	08/04/2026		(10,366)	(10,443)
	4.850	02/02/2026	06/02/2026		(10,083)	(10,161)
	4.910	02/25/2026	06/24/2026		(367)	(369)
	4.920	01/22/2026	04/22/2026		(1,435)	(1,448)
BYR	1.000	12/05/2025	04/06/2026		(4,662)	(4,677)
	4.110	03/03/2026	06/01/2026		(2,109)	(2,116)
	4.130	01/21/2026	04/21/2026		(22,397)	(22,578)
	4.130	02/03/2026	07/31/2026		(19,035)	(19,160)
	4.130	03/05/2026	07/31/2026		(1,367)	(1,371)
	4.130	03/31/2026	04/21/2026		(4,684)	(4,684)
	4.155	03/25/2026	05/26/2026		(16,611)	(16,624)
	4.180	03/30/2026	04/06/2026		(2,977)	(2,977)
	4.250	03/18/2026	04/06/2026		(5,692)	(5,701)
CDC	4.130	03/10/2026	07/08/2026		(3,209)	(3,217)
	4.130	03/23/2026	07/21/2026		(4,849)	(4,854)
	4.140	03/02/2026	06/01/2026		(1,046)	(1,050)
	4.170	03/02/2026	04/02/2026		(3,083)	(3,093)
CEW	4.120	02/26/2026	05/27/2026		(5,157)	(5,177)
	4.970	01/20/2026	04/20/2026		(3,637)	(3,673)
	5.020	01/20/2026	04/20/2026		(3,531)	(3,566)
DBL	2.170	02/10/2026	TBD(2)	EUR	(602)	(698)
	3.900	12/12/2025	TBD(2)		$(2,031)	(2,056)
	3.950	12/12/2025	TBD(2)		(6,278)	(6,354)
	4.115	02/24/2026	05/22/2026		(13,955)	(14,012)
	4.161	03/26/2026	06/26/2026		(6,999)	(7,004)
	4.211	03/26/2026	06/26/2026		(2,401)	(2,403)
	4.365	02/24/2026	05/22/2026		(3,147)	(3,161)
	4.415	02/24/2026	05/22/2026		(2,247)	(2,257)
	4.416	02/06/2026	05/08/2026		(7,128)	(7,175)
	4.470	03/13/2026	05/08/2026		(7,521)	(7,539)
	4.515	02/24/2026	05/22/2026		(3,885)	(3,902)
	4.620	03/13/2026	05/08/2026		(4,624)	(4,635)
	4.670	03/13/2026	05/08/2026		(4,653)	(4,665)
	4.770	03/13/2026	05/08/2026		(26,317)	(26,383)
	4.870	03/13/2026	05/08/2026		(2,413)	(2,420)
	4.907	03/04/2026	06/02/2026		(592)	(594)
	4.916	02/06/2026	05/08/2026		(5,582)	(5,623)
	5.120	03/13/2026	05/08/2026		(1,476)	(1,480)
	5.150	03/13/2026	05/08/2026		(12,976)	(13,011)
	5.157	03/04/2026	06/02/2026		(3,165)	(3,177)
	5.170	03/13/2026	05/08/2026		(1,650)	(1,655)
	5.220	03/13/2026	05/08/2026		(9,342)	(9,368)
	5.300	03/13/2026	05/08/2026		(2,136)	(2,142)
DEU	3.970	03/06/2026	TBD(2)		(2,963)	(2,971)
	4.000	02/02/2026	TBD(2)		(1,326)	(1,335)
	4.010	02/02/2026	TBD(2)		(2,326)	(2,341)
GLM	4.930	12/23/2025	09/23/2026		(467)	(473)
	5.254	07/29/2025	04/29/2026		(2,022)	(2,094)
IND	4.110	03/17/2026	06/16/2026		(805)	(806)
JML	4.200	03/20/2026	05/01/2026		(1,361)	(1,363)
MBC	4.418	03/20/2026	06/22/2026	GBP	(3,749)	(4,970)
MSB	4.530	02/04/2026	08/03/2026		(2,508)	(2,525)
	4.630	02/04/2026	08/03/2026		(3,825)	(3,853)
	4.730	02/06/2026	08/05/2026		(3,048)	(3,070)
	4.730	03/31/2026	09/30/2026		(8,625)	(8,625)
	4.730	04/01/2026	09/30/2026		(6,634)	(6,634)
	4.780	03/31/2026	09/30/2026		(20,456)	(20,458)
	4.830	03/31/2026	09/30/2026		(6,539)	(6,540)
MSC	3.630	03/20/2026	05/01/2026		(314)	(314)
	4.100	03/20/2026	05/01/2026		(1,347)	(1,349)
	4.780	02/06/2026	08/05/2026		(4,126)	(4,156)
MYI	1.350	03/26/2026	TBD(2)	EUR	(2,020)	(2,335)

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	March 31, 2026 (Unaudited)

	1.500	02/10/2026	TBD(2)		(454)	(526)
	1.750	11/14/2025	04/01/2026		(526)	(612)
	2.100	01/23/2026	TBD(2)		(5,310)	(6,162)
	2.300	12/05/2025	TBD(2)		(5,752)	(6,699)
	2.750	01/15/2026	TBD(2)		$(275)	(277)
	3.950	12/19/2025	TBD(2)	GBP	(3,177)	(4,253)
	4.368	03/11/2026	06/11/2026		(3,503)	(4,648)
	4.398	03/11/2026	06/11/2026		(3,278)	(4,350)
	4.428	03/11/2026	06/11/2026		(1,426)	(1,892)
	4.498	03/11/2026	06/11/2026		(1,012)	(1,343)
	4.648	03/11/2026	06/11/2026		(4,121)	(5,470)
	4.848	03/11/2026	06/11/2026		(4,749)	(6,303)
MZF	4.730	03/24/2026	09/24/2026		$(10,613)	(10,624)
	4.830	03/24/2026	09/24/2026		(4,622)	(4,627)
NOM	4.000	02/25/2026	TBD(2)		(1,654)	(1,660)
	4.150	03/25/2026	TBD(2)		(5,083)	(5,087)
RCY	4.180	03/13/2026	04/13/2026		(790)	(792)
RTA	4.155	02/20/2026	08/20/2026		(9,721)	(9,767)
	4.155	03/02/2026	09/02/2026		(19,621)	(19,690)
	4.155	03/03/2026	08/20/2026		(255)	(256)
	4.155	03/11/2026	09/11/2026		(1,761)	(1,766)
	4.155	03/18/2026	09/18/2026		(2,860)	(2,865)
	4.155	03/25/2026	09/02/2026		(2,944)	(2,947)
	4.255	03/25/2026	04/27/2026		(33,283)	(33,310)
	4.310	03/10/2026	07/09/2026		(8,492)	(8,514)
	4.480	03/04/2026	06/04/2026		(4,325)	(4,340)
	4.710	03/09/2026	07/09/2026		(2,939)	(2,947)
	4.760	03/09/2026	07/09/2026		(12,893)	(12,932)
	4.780	03/04/2026	09/04/2026		(12,937)	(12,986)
	4.780	03/09/2026	07/09/2026		(15,875)	(15,924)
	4.790	03/09/2026	07/09/2026		(4,165)	(4,177)
SBI	4.181	03/26/2026	07/24/2026		(3,170)	(3,172)
	4.367	03/03/2026	06/24/2026		(6,747)	(6,770)
	4.576	03/27/2026	07/27/2026		(3,073)	(3,075)
	4.718	01/26/2026	07/27/2026		(3,193)	(3,220)
SCX	1.700	02/10/2026	TBD(2)	EUR	(3,991)	(4,623)
	4.020	03/03/2026	04/02/2026		$(4,346)	(4,360)
	4.050	01/30/2026	TBD(2)		(6,660)	(6,706)
	4.050	02/03/2026	TBD(2)		(10,195)	(10,260)
	4.050	02/06/2026	TBD(2)		(12,844)	(12,922)
SOG	2.100	02/26/2026	TBD(2)	EUR	(9,136)	(10,581)
	2.180	02/10/2026	TBD(2)		(1,853)	(2,148)
	2.180	02/26/2026	TBD(2)		(587)	(680)
	2.220	01/30/2026	TBD(2)		(1,014)	(1,177)
	3.970	12/12/2025	TBD(2)		$(3,338)	(3,379)
	3.970	03/10/2026	TBD(2)		(1,065)	(1,067)
	3.990	03/10/2026	04/02/2026		(2,542)	(2,548)
	3.990	03/10/2026	TBD(2)		(6,933)	(6,950)
	4.190	01/07/2026	04/07/2026		(1,227)	(1,239)
	4.190	01/08/2026	04/08/2026		(1,064)	(1,074)
	4.190	03/17/2026	04/08/2026		(549)	(550)
	4.220	03/10/2026	04/16/2026		(1,209)	(1,212)
	4.220	03/17/2026	05/26/2026		(870)	(872)
	4.630	03/12/2026	09/11/2026		(7,656)	(7,676)
	4.730	02/02/2026	07/31/2026		(4,161)	(4,193)
UBS	2.220	03/06/2026	06/08/2026	EUR	(20,114)	(23,286)
	2.329	03/26/2026	06/25/2026		(2,792)	(3,229)
	4.050	01/06/2026	04/06/2026		$(154)	(155)
	4.100	01/06/2026	04/06/2026		(521)	(526)
	4.222	03/26/2026	06/26/2026	GBP	(5,594)	(7,409)
	4.820	01/23/2026	04/23/2026		$(9,362)	(9,447)
WFS	4.300	02/19/2026	05/20/2026		(7,387)	(7,423)
	4.310	03/27/2026	06/26/2026		(1,710)	(1,711)
	4.510	03/27/2026	06/26/2026		(3,464)	(3,466)

Total Reverse Repurchase Agreements						$(1,060,932)

(k)					Securities with an aggregate market value of $1,333,825 and cash of $7,894 have been pledged as collateral under the terms of master agreements as of March 31, 2026.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(937,794) at a weighted average interest rate of 4.749%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)					Open maturity reverse repurchase agreement.
(l)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract March Futures	06/2026	36	$(8,669)	$135	$0	$0

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	March 31, 2026 (Unaudited)

Total Futures Contracts								$135		$0	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Discovery Global Holdings, Inc.	1.000%	Quarterly	12/20/2026	0.970%		$2,200	$(8)	$9	$1	$0	$0
Worldline SA/France	5.000	Quarterly	12/20/2027	10.088	EUR	900	(87)	10	(77)	0	(13)
Worldline SA/France	5.000	Quarterly	12/20/2028	10.418		200	(28)	1	(27)	0	(3)

							$(123)	$20	$(103)	$0	$(16)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	21,510	$(95)	$(822)	$(917)	$68	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		9,800	286	7,835	8,121	0	(19)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		$58,100	289	(272)	17	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2027		673,000	5,966	(4,830)	1,136	320	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2028		53,800	770	(535)	235	38	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		49,800	(924)	794	(130)	0	(41)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		159,500	2,399	(1,449)	950	152	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		172,300	(1,579)	(1,854)	(3,433)	168	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		352,060	1,476	(3,399)	(1,923)	370	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		48,600	1,057	(1,267)	(210)	49	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		21,090	(346)	521	175	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045		13,270	256	493	749	24	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		40,100	9,900	6,422	16,322	111	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		27,100	6,527	4,240	10,767	78	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/21/2052		81,300	(245)	9,131	8,886	246	0
Pay(5)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031	EUR	47,400	13	(1,127)	(1,114)	237	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		50,200	4,740	4,351	9,091	0	(273)
Receive	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		5,700	448	46	494	0	(34)
Receive(5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		29,900	182	3,510	3,692	36	0
Pay	Venture Global LNG, Inc.	5.000	Quarterly	12/20/2030		$10,500	113	975	1,088	45	0
Pay	Worldline SA/France	5.000	Quarterly	12/20/2030	EUR	29,100	(4,787)	(1,273)	(6,060)	0	(429)

							$26,446	$21,490	$47,936	$1,951	$(813)

Total Swap Agreements							$26,323	$21,510	$47,833	$1,951	$(829)

(m)	Securities with an aggregate market value of $7,622 and cash of $50,349 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	March 31, 2026 (Unaudited)

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						This instrument has a forward starting effective date.
(n)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	04/2026	BRL	9,549		$1,829	$0	$(14)
	04/2026	GBP	138		186	3	0
	04/2026	JPY	327,335		2,052	0	(11)
	04/2026		$1,831	BRL	9,549	12	0
	04/2026		259,542	EUR	225,826	1,479	0
	04/2026		2	JPY	314	0	0
	05/2026	EUR	227,423		$261,777	0	(1,490)
	05/2026		$2,052	JPY	326,349	11	0
	06/2026	BRL	3		$1	0	0
BPS	04/2026		10,122		1,939	0	(15)
	04/2026	CAD	488		360	9	0
	04/2026	EUR	237,739		281,027	6,236	0
	04/2026		$1,929	BRL	10,122	25	0
	04/2026		3,907	EUR	3,376	4	(8)
	05/2026	JPY	2,951,500		$18,553	0	(100)
	05/2026		$348	KWD	106	0	(5)
	06/2026		79	IDR	1,335,519	0	(1)
	06/2026		250	KWD	76	0	(3)
	07/2026		155		47	0	(2)
	06/2027		121		37	0	(2)
	05/2029	KWD	518		$1,780	85	0
	07/2029		79		270	13	0
	05/2030		379		1,304	59	0
BRC	04/2026	EUR	2,698		3,133	14	0
	04/2026	HKD	4,928		630	1	0
	04/2026	TRY	519,652		11,281	0	(180)
	04/2026		$3,791	EUR	3,270	0	(12)
	04/2026		18,599	TRY	837,323	89	0
	04/2026	ZAR	13,844		$846	29	0
	05/2026	TRY	142,228		3,055	0	(16)
	05/2026		$564	COP	2,087,240	0	(1)
	05/2026		3,205	TRY	148,635	2	0
	08/2026	COP	2,131,321		$564	0	0
BSH	04/2026	JPY	1,318,726		8,259	0	(51)
	04/2026		$37,541	GBP	28,201	0	(214)
	05/2026	GBP	28,201		$37,540	214	0
	05/2026		$8,259	JPY	1,314,751	50	0
CBK	04/2026	COP	29,108,091		$7,638	0	(283)
	04/2026	GBP	286		382	3	0
	04/2026		$1,708	COP	6,362,940	24	0
	04/2026		19,521	GBP	14,707	0	(55)
	05/2026	COP	20,444,145		$5,536	17	0
	06/2026		22,793,059		6,001	0	(103)
	07/2026		9,540,613		2,501	0	(39)
	09/2026		2,218,155		572	0	(9)
DUB	04/2026	HKD	23,914		3,057	4	0
FAR	04/2026	CHF	87		112	4	0
	04/2026	GBP	43,630		58,961	1,212	0
	04/2026	JPY	1,308,998		8,202	0	(46)
	04/2026		$108	CHF	86	0	0
	04/2026		8,460	GBP	6,254	0	(182)
	04/2026		10,444	JPY	1,631,784	0	(162)
	05/2026	CHF	86		$108	0	0
	05/2026		$1,719	COP	6,355,176	0	(4)
	05/2026		8,202	JPY	1,305,044	46	0
	08/2026	COP	6,490,842		$1,719	0	0
GLM	04/2026	BRL	19,756		3,718	0	(96)
	04/2026		$3,785	BRL	19,756	29	0
	04/2026		2,141	COP	7,925,355	15	0
	05/2026	GBP	106		$140	0	0
	06/2026	BRL	8		1	0	0
	06/2026	COP	100,031		26	0	(1)
	06/2026		$3,718	BRL	20,020	97	0
	07/2026	BRL	7		$1	0	0
	07/2026	COP	8,079,385		2,133	0	(13)
JPM	04/2026	GBP	80		107	1	0
	04/2026	HKD	27,906		3,569	7	0
	04/2026	TRY	23,133		514	0	(7)

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	March 31, 2026 (Unaudited)

04/2026	$9,312	EUR	7,965	0	(106)
04/2026	514	TRY	23,154	7	0
04/2026	ZAR	36,964	$2,214	32	0
MYI	04/2026	$22	JPY	3,478	0	0
NGF	04/2026	5,324	TRY	244,892	54	0
05/2026	1,415	65,551	0	0
SCX	04/2026	GBP	5,134	$6,813	18	0
04/2026	$353	CAD	489	0	(2)
04/2026	8,227	JPY	1,283,334	0	(140)
05/2026	CAD	488	$353	2	0
06/2026	COP	4,180,207	1,113	0	(6)
SSB	04/2026	$234	JPY	36,395	0	(4)
08/2026	COP	14,936,335	$3,916	0	(26)
UAG	04/2026	$3,981	COP	14,799,867	46	0
05/2026	3,290	12,165,261	0	(6)
06/2026	COP	46,588,533	$12,290	0	(185)
08/2026	12,423,985	3,290	1	(1)

Total Forward Foreign Currency Contracts	$9,954	$(3,601)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Egypt Government International Bonds	1.000%	Quarterly	12/20/2028	3.550%	$6,200	$(1,070)	$682	$0	$(388)
Egypt Government International Bonds	1.000	Quarterly	06/20/2029	3.628	1,900	(405)	263	0	(142)
Nissan Motor Co. Ltd.	1.000	Quarterly	12/20/2030	2.738	JPY	256,000	(140)	21	0	(119)
Petroleos Mexicanos	1.000	Quarterly	12/20/2030	3.124	$4,800	(377)	(33)	0	(410)
CBK	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	3.980	800	(94)	105	11	0
Petroleos Mexicanos	1.000	Quarterly	12/20/2030	3.124	2,600	(211)	(11)	0	(222)
GST	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	3.980	500	(56)	63	7	0
JPM	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	3.980	500	7	0	7	0
Ecuador Government International Bonds	5.000	Quarterly	06/20/2027	2.178	1,000	33	2	35	0
Nissan Motor Co. Ltd.	1.000	Quarterly	12/20/2030	2.738	JPY	134,000	(75)	13	0	(62)
MYC	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	2.754	$6,600	33	83	116	0
Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	3.980	700	(65)	75	10	0
Nissan Motor Co. Ltd.	1.000	Quarterly	12/20/2030	2.738	JPY	270,000	(147)	21	0	(126)
Petroleos Mexicanos	1.000	Quarterly	12/20/2028	2.711	$1,900	(371)	290	0	(81)

$(2,938)	$1,574	$186	$(1,550)

TOTAL RETURN SWAPS ON LOAN PARTICIPATIONS AND ASSIGNMENTS
Swap Agreements, at Value
Counterparty	Pay/ Receive	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	AP Core Holdings II, LLC	1-Day USD-SOFR Compounded-OIS	Monthly	04/30/2026	$30	$0	$23	$23	$0
BPS	Pay	Syniverse Holdings, Inc.	1-Day USD-SOFR Compounded-OIS	Monthly	06/30/2026	3,938	0	693	693	0

$0	$716	$716	$0

Total Swap Agreements	$(2,938)	$2,290	$902	$(1,550)

(o)

Securities with an aggregate market value of $2,118 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	March 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Securities, at Value
Loan Participations and Assignments	$0	$376,048	$269,943	$645,991
Corporate Bonds & Notes
Banking & Finance	0	112,546	0	112,546
Industrials	0	317,053	63,695	380,748
Utilities	0	52,493	1,065	53,558
Convertible Bonds & Notes
Banking & Finance	0	1,117	0	1,117
Industrials	0	6,906	0	6,906
Municipal Bonds & Notes
West Virginia	0	2,323	0	2,323
U.S. Government Agencies	0	107,948	0	107,948
U.S. Treasury Obligations	0	2,447	0	2,447
Non-Agency Mortgage-Backed Securities	0	521,393	19,530	540,923
Asset-Backed Securities
Automobile ABS Other	0	6,595	1,255	7,850
Automobile Sequential	0	0	7,842	7,842
Home Equity Other	0	208,284	0	208,284
Whole Loan Collateral	0	25,183	0	25,183
Other ABS	0	71,777	12,854	84,631
Sovereign Issues	0	141,231	0	141,231
Common Stocks
Communication Services	0	564	9,782	10,346
Financials	0	20,042	0	20,042
Health Care	0	0	69,123	69,123
Industrials	0	0	38,715	38,715
Real Estate	0	0	522	522
Preferred Securities
Banking & Finance	0	0	3,847	3,847
Industrials	0	5,793	76,936	82,729
Real Estate Investment Trusts
Real Estate	19,376	0	0	19,376
Short-Term Instruments
Egypt Treasury Bills	0	6,552	0	6,552
Nigeria Treasury Bills	0	39,808	0	39,808
Turkey Treasury Bills	0	670	0	670
U.S. Treasury Bills	0	25,729	0	25,729

$19,376	$2,052,502	$575,109	$2,646,987
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	0	0	13,306	13,306
Short-Term Instruments
Central Funds Used for Cash Management Purposes	248,229	0	0	248,229

$248,229	$0	$13,306	$261,535

Total Investments	$267,605	$2,052,502	$588,415	$2,908,522

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,951	0	1,951
Over the counter	0	10,856	0	10,856

$0	$12,807	$0	$12,807
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(829)	0	(829)
Over the counter	0	(5,151)	0	(5,151)

$0	$(5,980)	$0	$(5,980)

Total Financial Derivative Instruments	$0	$6,827	$0	$6,827

Totals	$267,605	$2,059,329	$588,415	$2,915,349

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2026:
Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$181,551	$39,994	$(50,919)	$598	$292	$(1,128)	$99,555	$0	$269,943	$(906)

Consolidated Schedule of Investments PIMCO Dynamic Income Opportunities Fund (Cont.)	March 31, 2026 (Unaudited)

Corporate Bonds & Notes
Banking & Finance	224	(79)	(239)	0	13	214	0	(133)	0	0
Industrials	64,087	4,077	(12,619)	45	0	8,105	0	0	63,695	3,246
Utilities	0	3,932	0	(7)	0	(2,860)	0	0	1,065	(2,860)
Non-Agency Mortgage-Backed Securities	608	18,504	0	0	(14)	805	0	(373)	19,530	817
Asset-Backed Securities
Automobile ABS Other	2,224	0	0	0	0	(477)	0	(492)	1,255	(75)
Automobile Sequential	8,131	0	(270)	0	0	(19)	0	0	7,842	(14)
Other ABS	15,138	0	0	260	0	(537)	0	(2,007)	12,854	(2,540)
Common Stocks
Communication Services	0	0	0	0	0	9,782	0	0	9,782	9,782
Financials	22,497	0	(23,051)	0	(15,629)	16,183	0	0	0	0
Health Care	70,964	0	0	0	0	(1,841)	0	0	69,123	(1,841)
Industrials	31,997	9,579	(6,979)	0	108	4,010	0	0	38,715	4,010
Real Estate(2)	34	0	0	0	0	488	0	0	522	488
Preferred Securities
Banking & Finance	0	3,847	0	0	0	0	0	0	3,847	0
Industrials	22,831	54,979	0	0	0	(874)	0	0	76,936	(874)

	$420,286	$134,833	$(94,077)	$896	$(15,230)	$31,851	$99,555	$(3,005)	$575,109	$9,233

Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	21,996	0	(10,381)	0	0	1,691	0	0	13,306	1,528

Totals	$442,282	$134,833	$(104,458)	$896	$(15,230)	$33,542	$99,555	$(3,005)	$588,415	$10,761

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2026	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$33,596	Comparable Companies			EBITDA Multiple		X	16.360	—
		121,209	Discounted Cash Flow			Discount Rate			6.062 - 22.746	9.136
		10,173	Indicative Market Quotation			Broker Quote			101.250	—
		4,800	Recent Transaction			Purchase Price			100.000	—
		100,165	Third Party Vendor			Broker Quote			76.000 - 122.000	110.915
Corporate Bonds & Notes
Industrials		63,695	Comparable Companies/Discounted Cash Flow			EBITDA Multiple/Discount Rate		X/ %	12.500/10.000	—
Utilities		522	Indicative Market Quotation			Broker Quote		EUR	12.000	—
		543	Indicative Market Quotation			Broker Quote			450.000	—
Non-Agency Mortgage-Backed Securities		3	Discounted Cash Flow			Discount Rate			28.000 - 38.000	33.861
		19,527	Recent Transaction			Purchase Price			100.000	—
Asset-Backed Securities
Automobile ABS Other		1,255	Discounted Cash Flow			Discount Rate			10.500 - 17.000	14.902
Automobile Sequential		7,842	Discounted Cash Flow			Discount Rate			10.420	—
Other ABS		12,854	Discounted Cash Flow			Discount Rate			12.000 - 38.000	17.105
Common Stocks
Communication Services		9,782	Indicative Market Quotation			Broker Quote			$15.000	—
Health Care		69,123	Comparable Companies			EBITDA Multiple		X	16.360	—
Industrials		35,869	Comparable Companies/Discounted Cash Flow			EBITDA Multiple/Discount Rate		X/ %	12.500/10.000	—
		2,846	Indicative Market Quotation			Broker Quote		EUR	16.000	—
Real Estate		522	Other Valuation Techniques(3)			—			—	—
Preferred Securities
Banking & Finance		3,847	Recent Transaction			Purchase Price			$0.000(4)	—
Industrials		522	Comparable Companies			Revenue/ EBITDA Multiple		X	4.625/18.000	—
		39,656	Discounted Cash Flow			Discount Rate			3.734 - 19.155	13.573
		36,758	Other Valuation Techniques(3)			—			—	—
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments		13,306	Sum of the Parts			Discount Rate/Mortality Assumption			15.323/2015 ANB VBT Mortality Table	—

Total		$588,415

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Sector type updated from Financials to Real Estate since prior fiscal year end.
(3)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.
(4)									Input Value is 0.0001.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

Each of the Funds' subsidiaries was formed as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. Each Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its subsidiaries. Accordingly, the consolidated financial statements include the accounts of each Fund and its subsidiaries. All inter-company transactions and balances have been eliminated. This structure was established so that certain investments could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of period end of the subsidiaries.

Subsidiary	Date of Formation	Subsidiary % of Consolidated Fund Net Assets†
PDOLS I LLC	01/15/2021	0.0%
RLM 4365 LLC	01/15/2021	0.0%

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Fund's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (”ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other thanETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Fund may transact.

Notes to Financial Statements(Cont.)

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction,

Notes to Financial Statements(Cont.)

financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Sum-of-the-Parts model is typically used when an investment or subject company has two or more separate and distinct assets that would each require its own valuation methodology, typically an income or market approach. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2026, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

4. INVESTMENTS IN AFFILIATES

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund.A copy of each affiliate fund’s shareholder report is available at the U.S Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable.The table below shows the Fund's transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2026 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Notes to Financial Statements(Cont.)

Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$145,779	$932,710	$(830,300)	$11	$29	$248,229	$5,298	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended March 31, 2026 (amounts in thousands†, except number of shares).

PIMCO Dynamic Income Opportunities Fund

Security Name	Market Value at 06/30/2025	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 03/31/2026	Dividend Income	Shares Held at 03/31/2026
Market Garden Dogwood LLC	$21,996	$0	$(10,381)	$0	$1,691	$13,306	$0	11,964,745

† A zero balance may reflect actual amounts rounding to less than onethousand.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BNY	Bank of New York Mellon	DUB	Deutsche Bank AG	MZF	Mizuho Securities USA LLC
BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.
BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RCY	Royal Bank of Canada
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	RTA	RBC (Barbados) Trading Bank Corp.

BSH	Banco Santander S.A. - New York Branch	JML	JP Morgan Securities Plc	SBI	Citigroup Global Markets Ltd.
BYR	The Bank of Nova Scotia - Toronto	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	MBC	HSBC Bank Plc	SOG	Societe Generale Paris
CDC	Natixis Securities Americas LLC	MSB	Morgan Stanley Bank, N.A	SSB	State Street Bank and Trust Co.
CEW	Canadian Imperial Bank of Commerce World Markets	MSC	Morgan Stanley & Co. LLC.	UAG	UBS AG Stamford
DBL	Deutsche Bank AG London	MYC	Morgan Stanley Bank, N.A.	UBS	UBS Securities LLC
DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	KWD	Kuwaiti Dinar
BRL	Brazilian Real	GBP	British Pound	NGN	Nigerian Naira
CAD	Canadian Dollar	HKD	Hong Kong Dollar	TRY	Turkish New Lira
CHF	Swiss Franc	IDR	Indonesian Rupiah	USD (or $)	United States Dollar
COP	Colombian Peso	JPY	Japanese Yen	ZAR	South African Rand
EGP	Egyptian Pound

Index/Spread Abbreviations:
BISTREFI	Turkish Lira Overnight Reference Rate	EUR012M	12 Month EUR Swap Rate	MSMMUSTF	MSILF Money Market US Treasury Fund Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	SOFR	Secured Overnight Financing Rate
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	SONIO	Sterling Overnight Interbank Average Rate
CDOR06	6 month CDN Swap Rate	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	TSFR1M	Term SOFR 1-Month
EUR001M	1 Month EUR Swap Rate	HSMMUSTF	HSBC UST Money Market Yield	TSFR3M	Term SOFR 3-Month

EUR003M	3 Month EUR Swap Rate	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	TSFR6M	Term SOFR 6-Month
EUR006M	6 Month EUR Swap Rate	JY0003M	3 Month JPY-LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	REMIC	Real Estate Mortgage Investment Conduit
CDO	Collateralized Debt Obligation	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TBD	To-Be-Determined
DAC	Designated Activity Company	PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles or at the time of funding